Consolidated Statements of Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ 11,984,485	$ 2,093,124	$ (12,276,520)
Other comprehensive income
Effective portion of changes in fair value of interest swap contracts	(2,632,826)	(2,848,056)	56,084
Reclassification adjustment	(60,954)	(84,966)
Total other comprehensive income/(loss)	(2,693,780)	(2,933,022)	56,084
Total comprehensive (loss)/income	$ 9,290,705	$ (839,898)	$ (12,220,436)